Supplementary Oil And Gas Information (Costs Related To Unproved Properties) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Oil And Gas Information [Abstract]
Acquisition Costs	$ 144	$ 356	$ 265
Exploration Costs	43	33	15
Acquisition Costs, Cumulative	965			200
Exploration Costs, Cumulative	103			12
Capitalized Costs of Unproved Properties Excluded from Amortization, Period Cost, Total	187	389	280
Capitalized Costs of Unproved Properties Excluded from Amortization, Cumulative	$ 1,068			$ 212